Related Party Transactions (Details) - USD ($)					1 Months Ended					9 Months Ended		10 Months Ended	12 Months Ended
	Apr. 08, 2022	Apr. 07, 2022	Feb. 28, 2022	Jan. 04, 2022	Sep. 25, 2023	Aug. 29, 2023	Jun. 28, 2023	Mar. 30, 2023	Mar. 22, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Nov. 27, 2023	May 15, 2023
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)										5,396,650		11,500,000	11,500,000	11,500,000
Principal amount								$ 360,000	$ 150,000
Unsecured notes payable					$ 120,000	$ 150,000
Related party outstanding amount										$ 1,140,000
Accrued expenses										90,000			$ 90,000	$ 0
Incurred Cost										180,000	$ 30,000	$ 0	$ 90,000
Initial stockholders, description													The Initial Stockholders have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of their Insider Shares until, with respect to 50% of the Insider Shares, the earlier of six months after the consummation of a Business Combination and the date on which the closing price of the common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after a Business Combination and, with respect to the remaining 50% of the Insider Shares, until the six months after the consummation of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Insider Shares [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)				2,875,000
Aggregated consideration				$ 25,000
Price per share (in Dollars per share)				$ 0.009
Issued and outstanding (in Shares)													2,875,000
Subsequent Event [Member]
Related Party Transactions [Line Items]
Principal amount								360,000	150,000						$ 400,000
Sponsor provided loan								$ 360,000	$ 150,000
Sponsor [Member]
Related Party Transactions [Line Items]
Aggregate amount			$ 200,000	$ 200,000
Outstanding amount	$ 200,000	$ 200,000
Unsecured notes payable							$ 360,000
Office space, utilities, secretarial and administrative support										10,000
Related Party Loans [Member]
Related Party Transactions [Line Items]
Converted upon consummation										$ 500,000
Business Combination [Member]
Related Party Transactions [Line Items]
Business combination consummation rate										50.00%
Price per unit (in Dollars per share)					$ 10	$ 10	$ 10	$ 10		$ 12.5						$ 10
Business Combination [Member] | Subsequent Event [Member]
Related Party Transactions [Line Items]
Price per unit (in Dollars per share)															$ 10
Business Combination [Member] | Related Party Loans [Member]
Related Party Transactions [Line Items]
Price per unit (in Dollars per share)										$ 10
Business Combination [Member]
Related Party Transactions [Line Items]
Price per unit (in Dollars per share)													$ 10
Converted upon consummation													$ 500,000
Insider Shares [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)				2,875,000
Aggregated consideration				$ 25,000
Price per share (in Dollars per share)				$ 0.009
Insider shares issued and outstanding (in Shares)										2,875,000
Insider Shares [Member] | Business Combination [Member]
Related Party Transactions [Line Items]
Business combination consummation rate										50.00%
Sponsor [Member]
Related Party Transactions [Line Items]
Aggregate amount			$ 200,000	$ 200,000
Outstanding amount	$ 200,000	$ 200,000
Office space, utilities, secretarial and administrative support													$ 10,000